Derivative financial instruments and market risks - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details)
€ in Millions, R$ in Millions, $ in Millions, $ in Millions, Ft in Billions
	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Dec. 31, 2021 USD ($)	Dec. 31, 2021 HUF (Ft)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 SGD ($)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial assets	€ 298.0
Derivative financial liabilities	85.0
Change in fair value of cash flow hedges	(6.0)	€ 4.0	[1]	€ (13.0)	[1]
Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $						$ 3,615
Derivative financial assets	20.0
Forward currency sales in Hungarian Forint
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | Ft							Ft 279
Derivative financial assets	2.0
Forward currency sales in Brazilian Real
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | R$								R$ 600
Derivative financial liabilities	3.0
Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $						550
Derivative financial assets	19.0
Change in fair value of cash flow hedges	0.1
Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $									$ 1,000
Derivative financial assets	20.0
Change in fair value of cash flow hedges	1.5
Currency swaps in USD to EUR
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $						$ 1,000
Derivative financial assets	€ 23.0
Currency swaps, percentage received	0.22%					0.22%	0.22%	0.22%	0.22%
Currency Swaps, percentage paid	(0.63%)					(0.63%)	(0.63%)	(0.63%)	(0.63%)
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ 16,948.0	14,068.0		19,481.0
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	7,655.0	5,064.0		8,513.0
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	9,293.0	9,004.0		10,968.0
Notional amount | Less than 1 year | Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	5,384.0	3,721.0		6,330.0
Notional amount | Less than 1 year | Forward currency sales in Hungarian Forint
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	756.0	13.0		93.0
Notional amount | Less than 1 year | Forward currency sales in Brazilian Real
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	95.0	0.0		16.0
Notional amount | Less than 1 year | Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	4,816.0	6,068.0		7,363.0
Notional amount | Less than 1 year | Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	2,910.0	2,250.0		2,332.0
Notional amount | Less than 1 year | Forward currency purchases in Hungarian Forint
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	865.0	9.0		29.0
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	212.0	(216.0)		118.0
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	15.0	10.0		40.0
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	197.0	(226.0)		78.0
Fair value | Less than 1 year | Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	23.0	20.0		51.0
Fair value | Less than 1 year | Forward currency sales in Hungarian Forint
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	4.0			0.0
Fair value | Less than 1 year | Forward currency sales in Brazilian Real
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(3.0)	0.0		0.0
Fair value | Less than 1 year | Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	128.0	(200.0)		42.0
Fair value | Less than 1 year | Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	75.0	(27.0)		32.0
Fair value | Less than 1 year | Forward currency purchases in Hungarian Forint
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ (5.0)			€ 0.0

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.